STAPLED UNITHOLDERS' EQUITY - At-the-market equity distribution program (Details) - ATM Program - Stapled Units - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Nov. 03, 2021
Executive Deferred Stapled Unit Plan
Number of shares authorized			$ 250,000,000
Number of shares issued (in units)	136,100	0
Price per unit issued (in cad per unit)	$ 98.77
Proceeds from issuance of shares, gross	$ 13,400,000
Issuance costs of units	300,000
Proceeds from issuance of shares, net	$ 13,100,000